CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 1,500,582
Accounts receivable, net of allowance for doubtful accounts of $162,635 and $100,000 as of December 31, 2022 and 2021 respectively	2,098,982
Inventory	378,769
Prepaid expenses and other current assets	148,207
Total current assets	4,126,540
Property and equipment, net	3,356,595
Other assets	154,797
Total assets	7,637,932
Current liabilities:
Accounts payable	955,648
Accrued expenses	3,078,578
Revolving line of credit	587,816
Subordinated loan and security agreement	968,493
Equipment financing obligation	55,333
Finance lease liabilities	926,104
Total current liabilities	6,571,972
Subordinated loan and security agreement, net of current portion	6,589,563
Equipment financing obligation, net of current portion	244,617
Finance lease liabilities, net of current portion	866,853
Subordinated notes	7,331,254
Warrant liability	562,244
Deferred rent	57,741
Total noncurrent liabilities	15,652,272
Total liabilities	22,224,244
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.0001 par value, 500,000,000 and 36,038,535 shares authorized at December 31, 2022 and 2021, respectively; 16,041,464 and 24,566,386 shares issued and outstanding at December 31, 2022 and 2021, respectively	2,456
Additional paid-in capital	150,425,960
Accumulated deficit	(203,649,275)
Total stockholders' deficit	(53,220,859)
Total liabilities and stockholders' deficit	7,637,932
Series B redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock	12,389,547
Series A redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock	$ 26,245,000